Others - Summary of Revenue Recognized (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Revenue [Abstract]
Royalty revenue			$ 49,635	$ 40,571
Co-development revenue				1,103
Revenue	$ 62,324	$ 2,036	$ 49,635	$ 41,674